Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2025	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Average		Value of Initial Fixed $100
	Summary	Summary	Summary	Summary					Summary	Average	Investment Based on:(4)
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation		Peer Group
	Table Total	Table Total	Table Total	Table Total	Actually Paid	Actually Paid	Actually Paid	Actually Paid	Table Total	Actually Paid	Total	Total	Net Income	Adjusted
Fiscal	for Mr.	for Mr.	for Mr.	for Mr.	to Mr.	to Mr.	to Mr.	to Mr.	for non-PEO	to non-PEO	Shareholder	Shareholder	(Loss)	EPS(5)
Year	Flexon(1)	Longhi(1)	Perreault(1)	Walsh(1)	Flexon(1)(2)(3)	Longhi(1)(2)(3)	Perreault(1)(2)(3)	Walsh(1)(2)(3)	NEOs(1)	NEOS (1)(2)(3)	Return	Return	($Millions)	($)
(a)	(b)	(b)	(b)	(b)	(c)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$8,991,090	$2,827,989	n/a	n/a	$9,035,661	$3,686,017	n/a	n/a	$3,833,480	$4,147,049	$126.39	$171.86	$678	$3.32
2024	n/a	$6,227,806	$5,346,550	n/a	n/a	$6,190,474	$2,452,588	n/a	$3,026,732	$2,505,455	$90.96	$154.55	$269	$3.06
2023	n/a	n/a	$9,960,170	n/a	n/a	n/a	$2,087,247	n/a	$2,146,817	$508,745	$78.44	$108.98	$(1,502)	$2.84
2022	n/a	n/a	$6,060,694	n/a	n/a	n/a	$2,096,450	n/a	$2,036,182	$526,688	$105.02	$117.20	$1,073	$2.90
2021	n/a	n/a	$4,107,789	$6,853,838	n/a	n/a	$5,305,593	$11,338,149	$2,326,699	$3,345,437	$133.50	$111.01	$1,467	$2.96

(1)

Mr. Flexon became our principal executive officer (“PEO”) on November 1, 2024, and was our PEO for the remainder of Fiscal Year 2025. Mr. Longhi, our former PEO, served as PEO from December 12, 2023 through October 31, 2024. Mr. Perreault, our former PEO, served as PEO from June 26, 2021 through December 12, 2023. Mr. Walsh, our former PEO, retired on June 26, 2021. Our Non-PEO NEOs for each year are listed below.

2021	2022	2023	2024	2025
Robert Beard	Robert Beard	Sean O'Brien	Sean O'Brien	Sean O'Brien
Judy Zagorski	Judy Zagorski	Robert Beard	Kathleen Shea Ballay	Kathleen Shea Ballay
Ted Jastrzebski	Ted Jastrzebski	John Koerwer	Robert Beard	Michael Sharp
Monica Gaudiosi	Monica Gaudiosi	Judy Zagorski	John Koerwer	Joseph Hartz
Hugh Gallagher		Ted Jastrzebski	Judy Zagorski	Robert Beard

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.  Amounts in the Exclusion of Change in Pension Value columns below reflect the aggregate change in present value of the UGI SERP benefit, which are reported in the Changes in Pension Value and Nonqualified Deferred Compensation Earnings column set forth in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost columns below are based on the amount of service cost attributable to services rendered during the listed year.

PEO (Flexon) Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2025
Summary Compensation Table Total	$8,991,090
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—
Add Service Cost of Pension in Fiscal Year	—
Add Prior Service Cost of Pension in Fiscal Year	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,426,950)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,425,861
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	45,660
Compensation Actually Paid	$9,035,661

PEO (M. Longhi) Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2025
Summary Compensation Table Total	$2,827,989
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—
Add Service Cost of Pension in Fiscal Year	—
Add Prior Service Cost of Pension in Fiscal Year	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(2,653,768)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,653,236
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	365,716
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years That Vested During the Fiscal Year	426,449
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	66,345
Compensation Actually Paid	$3,686,017

Average other NEOs Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2025
Average Summary Compensation Table Total	$3,833,480
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	(13,399)
Add Service Cost of Pension in Fiscal Year	—
Add Prior Service Cost of Pension in Fiscal Year	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,312,562)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	934,382
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	554,844
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years That Vested During the Fiscal Year	74,833
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	75,471
Average Compensation Actually Paid for NEOs	$4,147,049

(4)

The Peer Group TSR set forth in this table utilizes the S&P 500 Utilities Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 30, 2025. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 500 Utilities Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)

We determined Adjusted EPS, a Non-GAAP financial measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in Fiscal 2025.  For a discussion of adjustments, please see the “Executive Summary” section of our Compensation Discussion and Analysis.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
(1)

Mr. Flexon became our principal executive officer (“PEO”) on November 1, 2024, and was our PEO for the remainder of Fiscal Year 2025. Mr. Longhi, our former PEO, served as PEO from December 12, 2023 through October 31, 2024. Mr. Perreault, our former PEO, served as PEO from June 26, 2021 through December 12, 2023. Mr. Walsh, our former PEO, retired on June 26, 2021. Our Non-PEO NEOs for each year are listed below.

2021	2022	2023	2024	2025
Robert Beard	Robert Beard	Sean O'Brien	Sean O'Brien	Sean O'Brien
Judy Zagorski	Judy Zagorski	Robert Beard	Kathleen Shea Ballay	Kathleen Shea Ballay
Ted Jastrzebski	Ted Jastrzebski	John Koerwer	Robert Beard	Michael Sharp
Monica Gaudiosi	Monica Gaudiosi	Judy Zagorski	John Koerwer	Joseph Hartz
Hugh Gallagher		Ted Jastrzebski	Judy Zagorski	Robert Beard

Peer Group Issuers, Footnote
(4)

The Peer Group TSR set forth in this table utilizes the S&P 500 Utilities Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 30, 2025. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 500 Utilities Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.  Amounts in the Exclusion of Change in Pension Value columns below reflect the aggregate change in present value of the UGI SERP benefit, which are reported in the Changes in Pension Value and Nonqualified Deferred Compensation Earnings column set forth in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost columns below are based on the amount of service cost attributable to services rendered during the listed year.

PEO (Flexon) Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2025
Summary Compensation Table Total	$8,991,090
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—
Add Service Cost of Pension in Fiscal Year	—
Add Prior Service Cost of Pension in Fiscal Year	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,426,950)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,425,861
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	45,660
Compensation Actually Paid	$9,035,661

PEO (M. Longhi) Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2025
Summary Compensation Table Total	$2,827,989
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—
Add Service Cost of Pension in Fiscal Year	—
Add Prior Service Cost of Pension in Fiscal Year	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(2,653,768)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,653,236
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	365,716
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years That Vested During the Fiscal Year	426,449
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	66,345
Compensation Actually Paid	$3,686,017

Non-PEO NEO Average Total Compensation Amount			$ 3,833,480	$ 3,026,732	$ 2,146,817	$ 2,036,182	$ 2,326,699
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,147,049	2,505,455	508,745	526,688	3,345,437
Adjustment to Non-PEO NEO Compensation Footnote

Average other NEOs Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2025
Average Summary Compensation Table Total	$3,833,480
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	(13,399)
Add Service Cost of Pension in Fiscal Year	—
Add Prior Service Cost of Pension in Fiscal Year	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,312,562)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	934,382
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	554,844
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years That Vested During the Fiscal Year	74,833
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	75,471
Average Compensation Actually Paid for NEOs	$4,147,049

Compensation Actually Paid vs. Total Shareholder Return

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & TSR	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & NET INCOME

Compensation Actually Paid vs. Net Income

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & TSR	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & NET INCOME

Compensation Actually Paid vs. Company Selected Measure

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & ADJUSTED EPS	TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES
● Adjusted EPS ● Safety - OSHA recordables ● OpEx ● Free Cash Flow ● Relative TSR

Total Shareholder Return Vs Peer Group

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & TSR	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & NET INCOME

Tabular List, Table

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & ADJUSTED EPS	TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES
● Adjusted EPS ● Safety - OSHA recordables ● OpEx ● Free Cash Flow ● Relative TSR

Total Shareholder Return Amount			$ 126.39	90.96	78.44	105.02	133.5
Peer Group Total Shareholder Return Amount			171.86	154.55	108.98	117.2	111.01
Net Income (Loss)			$ 678,000,000	$ 269,000,000	$ (1,502,000,000)	$ 1,073,000,000	$ 1,467,000,000
Company Selected Measure Amount | $ / shares			3.32	3.06	2.84	2.9	2.96
PEO Name	Mr. Longhi	Mr. Flexon
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
(5)

We determined Adjusted EPS, a Non-GAAP financial measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in Fiscal 2025.  For a discussion of adjustments, please see the “Executive Summary” section of our Compensation Discussion and Analysis.

Measure:: 2
Pay vs Performance Disclosure
Name			Safety - OSHA recordables
Measure:: 3
Pay vs Performance Disclosure
Name			OpEx
Measure:: 4
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
Mr. Flexon
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,991,090
PEO Actually Paid Compensation Amount			9,035,661
Mr. Longhi
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,827,989	$ 6,227,806
PEO Actually Paid Compensation Amount			3,686,017	6,190,474
Mr. Perreault
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,346,550	$ 9,960,170	$ 6,060,694	$ 4,107,789
PEO Actually Paid Compensation Amount				$ 2,452,588	$ 2,087,247	$ 2,096,450	5,305,593
Mr. Walsh
Pay vs Performance Disclosure
PEO Total Compensation Amount							6,853,838
PEO Actually Paid Compensation Amount							$ 11,338,149
PEO | Mr. Flexon | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,426,950)
PEO | Mr. Flexon | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,425,861
PEO | Mr. Flexon | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			45,660
PEO | Mr. Longhi | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,653,768)
PEO | Mr. Longhi | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,653,236
PEO | Mr. Longhi | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			365,716
PEO | Mr. Longhi | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			426,499
PEO | Mr. Longhi | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			66,345
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,399)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,312,562)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			934,382
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			554,844
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			74,833
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 75,471